Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Long-Term Debt

	June 30, 2015	December 31, 2014
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2019	560,504	544,969
Norwegian Kroner Bonds due through 2019	369,277	389,157
U.S. Dollar-denominated Term Loans due through 2018	137,378	158,547
U.S. Dollar-denominated Term Loans due through 2025	1,076,820	850,433
U.S. Dollar Non-Public Bond due through 2024	217,983	192,917
U.S. Dollar Bonds due through 2019	300,000	300,000

Total	2,661,962	2,436,023
Less current portion	466,952	258,014

Long-term portion	2,195,010	2,178,009